UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-4375

Name of Fund: Merrill Lynch Florida Municipal Bond Fund of
              Merrill Lynch Multi-State Municipal Series Trust

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Jr., Chief Executive
      Officer, Merrill Lynch Florida Municipal Bond Fund of Merrill Lynch Multi-State Municipal Series Trust, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 07/31/05

Date of reporting period: 02/01/05 - 04/30/05

Item 1 - Schedule of Investments

Merrill Lynch Florida Municipal Bond Fund
Schedule of Investments as of April 30, 2005                      (in Thousands)

                     Face
State                Amount      Municipal Bonds                                                                            Value
-----------------------------------------------------------------------------------------------------------------------------------
California - 0.8%   $  1,000     Stanislaus, California, Waste-to-Energy Financing Agency, Solid Waste Facility Revenue
                                 Refunding Bonds (Ogden Martin System Inc. Project), VRDN, 3.04% due 1/01/2010 (b)(f)    $    1,000
-----------------------------------------------------------------------------------------------------------------------------------
Florida - 82.9%        1,095     Altamonte Springs, Florida, Health Facilities Authority, Hospital Revenue Bonds
                                 (Adventist Health Systems-Sunbelt), 7% due 10/01/2014 (e)                                    1,384
                    ---------------------------------------------------------------------------------------------------------------
                       1,265     Ballantrae, Florida, Community Development District, Capital Improvement Revenue Bonds,
                                 6% due 5/01/2035                                                                             1,289
                    ---------------------------------------------------------------------------------------------------------------
                                 Broward County, Florida, HFA, M/F Housing Revenue Refunding Bonds (Lakeside Apartments
                                 Project) (d):
                       1,100         6.90% due 8/01/2015                                                                      1,124
                       1,100         7% due 2/01/2025                                                                         1,124
                    ---------------------------------------------------------------------------------------------------------------
                         550     Capital Trust Agency, Florida, Air Cargo Revenue Bonds, AMT, 6.25% due 1/01/2019               570
                    ---------------------------------------------------------------------------------------------------------------
                         665     Celebration Community Development District, Florida (Special Assessment), 6% due
                                 5/01/2010 (b)                                                                                  667
                    ---------------------------------------------------------------------------------------------------------------
                                 Citrus County, Florida, Hospital Board Revenue Refunding Bonds (Citrus Memorial
                                 Hospital):
                         990         6.25% due 8/15/2023                                                                      1,076
                       1,500         6.375% due 8/15/2032                                                                     1,624
                    ---------------------------------------------------------------------------------------------------------------
                       1,000     Cypress Lakes, Florida, Community Development District, Special Assessment Bonds,
                                 Series A, 6% due 5/01/2034                                                                   1,011
                    ---------------------------------------------------------------------------------------------------------------
                         115     Double Branch Community, Florida, Development District, Special Assessment Bonds,
                                 Series B-1, 5.60% due 5/01/2007                                                                116
                    ---------------------------------------------------------------------------------------------------------------
                       3,920     Escambia County, Florida, Health Facilities Authority, Health Facility Revenue Bonds
                                 (Florida Health Care Facility Loan), 5.95% due 7/01/2020 (a)                                 3,971
                    ---------------------------------------------------------------------------------------------------------------
                       1,500     Fiddlers Creek, Florida, Community Development District Number 2, Special Assessment
                                 Revenue Bonds, Series A, 6.375% due 5/01/2035                                                1,573
                    ---------------------------------------------------------------------------------------------------------------
                       1,735     Florida HFA, Homeowner Mortgage Revenue Bonds, AMT, Series 3, 6.35% due
                                 7/01/2028 (b)(j)                                                                             1,805
                    ---------------------------------------------------------------------------------------------------------------
                         805     Florida Housing Finance Corporation, Homeowner Mortgage Revenue Refunding Bonds, AMT,
                                 Series 4, 6.25% due 7/01/2022 (g)                                                              827
                    ---------------------------------------------------------------------------------------------------------------
                       5,000     Florida State Board of Education, Lottery Revenue Bonds, DRIVERS, Series 222, 11.185%
                                 due 7/01/2017 (h)(i)                                                                         6,564
                    ---------------------------------------------------------------------------------------------------------------
                       2,500     Florida State Turnpike Authority, Turnpike Revenue Bonds, DRIVERS, Series 218, 10.934%
                                 due 7/01/2029 (h)(i)                                                                         3,282
                    ---------------------------------------------------------------------------------------------------------------
                         975     Harbor Bay, Florida, Community Development District, Capital Improvement Special
                                 Assessment Revenue Bonds, Series A, 7% due 5/01/2033                                         1,047
                    ---------------------------------------------------------------------------------------------------------------
                         240     Heritage Isles Community Development District, Florida, Special Assessment Revenue
                                 Refunding Bonds, 5.90% due 11/01/2006                                                          241
                    ---------------------------------------------------------------------------------------------------------------
                         125     Heritage Palms, Florida, Community Development District, Capital Improvement Revenue
                                 Bonds, 6.25% due 11/01/2007                                                                    126

Portfolio Abbreviations

      To simplify the listings of Merrill Lynch Florida Municipal Bond Fund's portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list below.

      AMT           Alternative Minimum Tax (subject to)
      BAN           Bond Anticipation Notes
      COP           Certificates of Participation
      DRIVERS       Derivative Inverse Tax-Exempt Receipts
      EDA           Economic Development Authority
      GO            General Obligation Bonds
      HFA           Housing Finance Agency
      IDA           Industrial Development Authority
      M/F           Multi-Family
      VRDN          Variable Rate Demand Notes

Merrill Lynch Florida Municipal Bond Fund
Schedule of Investments as of April 30, 2005                      (in Thousands)

                     Face
State                Amount      Municipal Bonds                                                                            Value
-----------------------------------------------------------------------------------------------------------------------------------
                    $  3,500     Highlands County, Florida, Health Facilities Authority, Hospital Revenue Bonds
                                 (Adventist Health System), Series A, 6% due 11/15/2031                                  $    3,788
                    ---------------------------------------------------------------------------------------------------------------
                                 Hillsborough County, Florida, IDA, Exempt Facilities Revenue Bonds (National Gypsum),
                                 AMT:
                       1,000         Series A, 7.125% due 4/01/2030                                                           1,124
                       1,750         Series B, 7.125% due 4/01/2030                                                           1,966
                    ---------------------------------------------------------------------------------------------------------------
                                 Jacksonville, Florida, Economic Development Commission, Health Care Facilities Revenue
                                 Bonds (Mayo Clinic-Jacksonville):
                       1,000         Series A, 5.50% due 11/15/2036                                                           1,067
                       1,000         Series A, 5.50% due 11/15/2036 (b)                                                       1,101
                       2,000         Series B, 5.50% due 11/15/2036                                                           2,136
                         410         Series B, 5.50% due 11/15/2036 (b)                                                         451
                    ---------------------------------------------------------------------------------------------------------------
                       2,800     Jacksonville, Florida, Electric Authority, Electric System Revenue Bonds, Series 3-C,
                                 5.50% due 10/01/2005 (c)                                                                     2,834
                    ---------------------------------------------------------------------------------------------------------------
                       1,200     Jacksonville, Florida, Guaranteed Entitlement Revenue Refunding and Improvement Bonds,
                                 5.25% due 10/01/2032 (i)                                                                     1,286
                    ---------------------------------------------------------------------------------------------------------------
                       2,320     Martin County, Florida, Health Facilities Authority, Hospital Revenue Bonds (Martin
                                 Memorial Medical Center), Series A, 5.875% due 11/15/2032                                    2,445
                    ---------------------------------------------------------------------------------------------------------------
                                 Miami-Dade County, Florida, Aviation Revenue Bonds (Miami International Airport):
                       1,290         AMT, Series A, 5% due 10/01/2030 (i)                                                     1,325
                       5,895         AMT, Series A, 5% due 10/01/2033 (g)                                                     6,019
                       1,695         Series B, 5% due 10/01/2037 (i)                                                          1,763
                    ---------------------------------------------------------------------------------------------------------------
                                 Miami-Dade County, Florida, Expressway Authority, Toll System Revenue Bonds,
                                 Series B (i):
                       2,495         5.25% due 7/01/2026                                                                      2,567
                       2,450         5.00% due 7/01/2033                                                                      2,702
                    ---------------------------------------------------------------------------------------------------------------
                       1,250     Miami-Dade County, Florida, Solid Waste System Revenue Bonds, 5.25% due 10/01/2030 (b)       1,356
                    ---------------------------------------------------------------------------------------------------------------
                       1,000     Middle Village Community Development District, Florida, Special Assessment Bonds,
                                 Series A, 6% due 5/01/2035                                                                   1,026
                    ---------------------------------------------------------------------------------------------------------------
                       2,000     Midtown Miami, Florida, Community Development District, Special Assessment Revenue
                                 Bonds, Series A, 6.25% due 5/01/2037                                                         2,080
                    ---------------------------------------------------------------------------------------------------------------
                       1,000     Oak Creek, Florida, Community Development District, Special Assessment Bonds,
                                 5.80% due 5/01/2035                                                                          1,002
                    ---------------------------------------------------------------------------------------------------------------
                       1,000     Old Palm Community Development District, Florida, Special Assessment Bonds (Palm Beach
                                 Gardens), Series A, 5.90% due 5/01/2035                                                      1,012
                    ---------------------------------------------------------------------------------------------------------------
                                 Orange County, Florida, Health Facilities Authority, Hospital Revenue Bonds:
                         500         (Adventist Health System), 6.25% due 11/15/2024                                            557
                       2,705         (Orlando Regional Healthcare), 6% due 12/01/2028                                         2,945
                    ---------------------------------------------------------------------------------------------------------------
                       6,500     Orange County, Florida, Tourist Development, Tax Revenue Bonds, 5.50% due
                                 10/01/2009 (a)(c)                                                                            7,154
                    ---------------------------------------------------------------------------------------------------------------
                                 Orlando, Florida, Urban Community Development District, Capital Improvement Special
                                 Assessment Bonds:
                       1,000         6.25% due 5/01/2034                                                                      1,034
                         980         Series A, 6.95% due 5/01/2033                                                            1,047
                    ---------------------------------------------------------------------------------------------------------------
                       1,265     Osceola County, Florida, Infrastructure Sales Surplus Tax Revenue Bonds, 5.25% due
                                 10/01/2025 (a)                                                                               1,370
                    ---------------------------------------------------------------------------------------------------------------
                       2,000     Osceola County, Florida, School Board, COP, Series A, 5.25% due 6/01/2027 (a)                2,147
                    ---------------------------------------------------------------------------------------------------------------

Merrill Lynch Florida Municipal Bond Fund
Schedule of Investments as of April 30, 2005                      (in Thousands)

                     Face
State                Amount      Municipal Bonds                                                                            Value
-----------------------------------------------------------------------------------------------------------------------------------
                    $    925     Osceola County, Florida, Tourist Development Tax Revenue Bonds, Series A, 5.50% due
                                 10/01/2027 (i)                                                                          $    1,020
                    ---------------------------------------------------------------------------------------------------------------
                          55     Panther Trace, Florida, Community Development District, Special Assessment Revenue
                                 Bonds, Series B, 6.50% due 5/01/2009                                                            56
                    ---------------------------------------------------------------------------------------------------------------
                                 Park Place Community Development District, Florida, Special Assessment Revenue Bonds:
                         500         6.75% due 5/01/2032                                                                        529
                         985         6.375% due 5/01/2034                                                                     1,017
                    ---------------------------------------------------------------------------------------------------------------
                       2,080     Pasco County, Florida, Health Facilities Authority, Gross Revenue Bonds (Adventist
                                 Health System-Sunbelt), 7% due 10/01/2014 (e)                                                2,602
                    ---------------------------------------------------------------------------------------------------------------
                       2,000     Pinellas County, Florida, Health Facilities Authority Revenue Bonds (BayCare Health
                                 System Inc.), 5.75% due 11/15/2029                                                           2,156
                    ---------------------------------------------------------------------------------------------------------------
                         415     Reunion East Community Development District, Florida, Special Assessment, Series B,
                                 5.90% due 11/01/2007                                                                           423
                    ---------------------------------------------------------------------------------------------------------------
                       1,000     Saint Johns County, Florida, Sales Tax Revenue Bonds, GO, Series A, 5.25% due
                                 10/01/2028 (a)                                                                               1,083
                    ---------------------------------------------------------------------------------------------------------------
                       2,320     South Broward, Florida, Hospital District Revenue Bonds, DRIVERS, Series 337, 7.945%
                                 due 5/01/2032 (b)(h)                                                                         2,769
                    ---------------------------------------------------------------------------------------------------------------
                       1,000     South Kendall, Florida, Community Development District, Special Assessment Bonds,
                                 Series A, 5.90% due 5/01/2035                                                                1,006
                    ---------------------------------------------------------------------------------------------------------------
                                 South Lake County, Florida, Hospital District Revenue Bonds (South Lake Hospital Inc.):
                       1,000         5.80% due 10/01/2034                                                                     1,041
                         995         6.375% due 10/01/2034                                                                    1,056
                    ---------------------------------------------------------------------------------------------------------------
                         990     Sterling Hill, Florida, Community Development District, Capital Improvement Revenue
                                 Refunding Bonds, Series B, 5.50% due 11/01/2010                                              1,010
                    ---------------------------------------------------------------------------------------------------------------
                         215     Stoneybrook West, Florida, Community Development District, Special Assessment Revenue
                                 Bonds, Series B, 6.45% due 5/01/2010                                                           220
                    ---------------------------------------------------------------------------------------------------------------
                       2,860     University of Central Florida Athletics Association Inc., COP, Series A, 5.25% due
                                 10/01/2034 (i)                                                                               3,062
                    ---------------------------------------------------------------------------------------------------------------
                         535     Verandah West, Florida, Community Development District, Capital Improvement Revenue
                                 Bonds, Series B, 5.25% due 5/01/2008                                                           539
                    ---------------------------------------------------------------------------------------------------------------
                       1,000     Village Center Community Development District, Florida, Utility Revenue Bonds,
                                 5.125% due 10/01/2028 (b)                                                                    1,062
                    ---------------------------------------------------------------------------------------------------------------
                       1,465     Vista Lakes Community Development District, Florida, Capital Improvement Revenue Bonds,
                                 Series A, 6.75% due 5/01/2034                                                                1,544
                    ---------------------------------------------------------------------------------------------------------------
                       1,000     West Villages Improvement District, Florida, Revenue Bonds, BAN, 5% due 2/01/2006            1,000
-----------------------------------------------------------------------------------------------------------------------------------
Michigan - 0.2%          200     Detroit, Michigan, Sewer Disposal Revenue Bonds, Senior Lien, VRDN, Series A, 3% due
                                 7/01/2033 (f)(g)                                                                               200
-----------------------------------------------------------------------------------------------------------------------------------
New Jersey - 6.0%                New Jersey EDA, Cigarette Tax Revenue Bonds:
                       1,500         5.50% due 6/15/2024                                                                      1,587
                       4,650         5.75% due 6/15/2029 (k)                                                                  5,162
                       1,020         5.75% due 6/15/2034                                                                      1,089
-----------------------------------------------------------------------------------------------------------------------------------
Tennessee - 0.3%         400     Sevier County, Tennessee, Public Building Authority Revenue Bonds, Local Government
                                 Public Improvement IV, VRDN, Series E-5, 3.01% due 6/01/2020 (a)(f)                            400
-----------------------------------------------------------------------------------------------------------------------------------
Virginia - 0.8%        1,000     Virginia Port Authority, Port Facilities Revenue Bonds, AMT, 5% due 7/01/2028 (b)            1,037
-----------------------------------------------------------------------------------------------------------------------------------
Puerto Rico - 4.3%     1,365     Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control
                                 Facilities Revenue Bonds (Cogeneration Facility-AES Puerto Rico Project), AMT,
                                 6.625% due 6/01/2026                                                                         1,481

Merrill Lynch Florida Municipal Bond Fund
Schedule of Investments as of April 30, 2005                      (in Thousands)

                        Face
                      Amount     Municipal Bonds                                                                            Value
-----------------------------------------------------------------------------------------------------------------------------------
                    $  1,000     Puerto Rico Public Buildings Authority, Government Facilities, Revenue Refunding
                                 Bonds, Series I, 5% due 7/01/2036                                                       $    1,036
                    ---------------------------------------------------------------------------------------------------------------
                       3,000     Puerto Rico Public Finance Corporation, Commonwealth Appropriation Revenue Bonds,
                                 Series E, 5.75% due 2/01/2007 (c)                                                            3,153
-----------------------------------------------------------------------------------------------------------------------------------
                                 Total Municipal Bonds  (Cost - $117,790) - 95.3%                                           124,065
===================================================================================================================================

                      Shares
                        Held     Mutual Funds
-----------------------------------------------------------------------------------------------------------------------------------
                         211     BlackRock Florida Insured Municipal 2008 Term Trust                                          3,245
-----------------------------------------------------------------------------------------------------------------------------------
                                 Total Mutual Funds  (Cost - $3,496) - 2.5%                                                   3,245
===================================================================================================================================

                                 Short-Term Securities
-----------------------------------------------------------------------------------------------------------------------------------
                          13     Merrill Lynch Institutional Tax-Exempt Fund (l)                                                 13
-----------------------------------------------------------------------------------------------------------------------------------
                                 Total Short-Term Securities  (Cost - $13) - 0.0%                                                13
-----------------------------------------------------------------------------------------------------------------------------------
                                 Total Investments  (Cost - $121,299*)  - 97.8%                                             127,323

                                 Other Assets Less Liabilities - 2.2%                                                         2,865
                                                                                                                         ----------
                                 Net Assets - 100.0%                                                                     $  130,188
                                                                                                                         ==========

* The cost and unrealized appreciation (depreciation) of investments as of April 30, 2005, as computed for federal income tax purposes, were as follows:

                                                                  (in Thousands)
      -------------------------------------------------------------------------
      Aggregate cost                                                  $ 121,298
                                                                      =========
      Gross unrealized appreciation                                   $   6,473
      Gross unrealized depreciation                                        (448)
                                                                      ---------
      Net unrealized appreciation                                     $   6,025
                                                                      =========

(a)   AMBAC Insured.
(b)   MBIA Insured.
(c)   Prerefunded.
(d)   FNMA Collateralized.
(e)   Escrowed to maturity.
(f) Security may have maturity of more than one year at time of issuance, but has variable rate and demand features that qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based upon prevailing market rates.
(g)   FSA Insured.
(h) The rate disclosed is that currently in effect. This rate changes periodically and inversely based upon prevailing market rates.
(i)   FGIC Insured.
(j)   FHA Insured.
(k)   AGC Insured.

Merrill Lynch Florida Municipal Bond Fund
Schedule of Investments as of April 30, 2005

(l) Investments in companies considered to be an affiliate of the Fund (such companies are defined as "Affiliated Companies" in Section 2(a)(3) of the Investment Company Act of 1940) were as follows:

                                                                 (in Thousands)
      -------------------------------------------------------------------------
                                                                       Dividend
      Affiliate                            Net Activity                  Income
      -------------------------------------------------------------------------
      Merrill Lynch Institutional
         Tax-Exempt Fund                        --                     $    -- +
      -------------------------------------------------------------------------

+     Amount is less that $1,000.

Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Merrill Lynch Florida Municipal Bond Fund of Merrill Lynch Multi-State Municipal Series Trust


By: /s/ Robert C. Doll, Jr.
    -----------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    Merrill Lynch Florida Municipal Bond Fund of
    Merrill Lynch Multi-State Municipal Series Trust

Date: June 20, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert C. Doll, Jr.
    -----------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    Merrill Lynch Florida Municipal Bond Fund of
    Merrill Lynch Multi-State Municipal Series Trust

Date: June 20, 2005


By: /s/ Donald C. Burke
    -----------------------
    Donald C. Burke
    Chief Financial Officer
    Merrill Lynch Florida Municipal Bond Fund of
    Merrill Lynch Multi-State Municipal Series Trust

Date: June 20, 2005